Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI New Zealand ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 1.1%
Air New Zealand Ltd.	1,528,839	$1,297,025

Construction Materials — 3.4%
Fletcher Building Ltd.	1,806,120	3,925,723

Diversified Telecommunication Services — 13.1%
Chorus Ltd.	966,846	4,550,267
Spark New Zealand Ltd.	3,834,930	10,496,527

		15,046,794

Electric Utilities — 13.9%
Contact Energy Ltd.	1,342,463	5,162,497
Genesis Energy Ltd.	1,207,691	2,131,408
Infratil Ltd.	1,445,786	4,288,500
Mercury NZ Ltd.	1,543,509	4,444,553

		16,026,958

Equity Real Estate Investment Trusts (REITs) — 8.4%
Argosy Property Ltd.	2,127,154	1,514,826
Goodman Property Trust	2,456,426	3,346,511
Kiwi Property Group Ltd.	3,711,285	2,344,177
Precinct Properties New Zealand Ltd.	2,561,101	2,513,749

		9,719,263

Food Products — 16.3%
a2 Milk Co. Ltd.(a)	1,517,870	17,858,876
Synlait Milk Ltd.(a)	218,369	878,962

		18,737,838

Health Care Equipment & Supplies — 19.2%
Fisher & Paykel Healthcare Corp. Ltd.	1,190,468	22,101,171

Health Care Providers & Services — 7.9%
Metlifecare Ltd.	457,638	1,187,414
Oceania Healthcare Ltd.	1,777,918	979,868
Ryman Healthcare Ltd.	661,118	4,953,706
Summerset Group Holdings Ltd.	517,345	1,922,195

		9,043,183

Hotels, Restaurants & Leisure — 2.7%
Restaurant Brands New Zealand Ltd.(a)	104,242	826,264

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
SKYCITY Entertainment Group Ltd.	1,545,411	$2,335,069

		3,161,333

Independent Power and Renewable Electricity Producers — 4.4%
Meridian Energy Ltd.	1,736,811	5,108,720

IT Services — 1.8%
Pushpay Holdings Ltd.(a)	436,450	2,070,280

Media — 0.1%
Sky Network Television Ltd.(a)	1,594,119	148,074

Oil, Gas & Consumable Fuels — 1.8%
Z Energy Ltd.	1,176,879	2,055,166

Transportation Infrastructure — 5.7%
Auckland International Airport Ltd.	1,449,860	5,835,867
Napier Port Holdings Ltd.(a)	325,743	685,835

		6,521,702

Total Common Stocks — 99.8% (Cost: $118,462,463)		114,963,230

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(b)(c)	38,000	38,000

Total Short-Term Investments — 0.0% (Cost: $38,000)		38,000

Total Investments in Securities — 99.8% (Cost: $118,500,463)		115,001,230

Other Assets, Less Liabilities — 0.2%		245,235

Net Assets — 100.0%		$115,246,465

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,375,253	(2,375,253)	—	$—	$40,184	(b)	$168		$(1)
BlackRock Cash Funds: Treasury, SL Agency Shares	106,000	(68,000)	38,000	38,000	1,020		—		—

				$38,000	$41,204		$168		$(1)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI New Zealand ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
ASX SPI 200 Index	3	06/18/20	$286	$(254)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$114,963,230	$—	$—	$114,963,230
Money Market Funds	38,000	—	—	38,000

	$115,001,230	$—	$—	$115,001,230

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(254)	$—	$—	$(254)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

2